Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,148	$ 8,945	$ 7,255	$ 9,384
Provision for credit losses	27	(377)	99	(64)
Write-offs, net of recoveries	(291)	(393)	(576)	(911)
Foreign exchange disposals and other adjustments	33	(200)	139	(434)
Allowance account for credit losses of financial assets, Balance at end of period	6,917	7,975	6,917	7,975
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,239	7,933	6,390	8,290
Allowance account for credit losses of financial assets, Balance at end of period	6,076	6,999	6,076	6,999
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,141	8,937	7,246	9,377
Provision for credit losses	27	(374)	101	(62)
Write-offs, net of recoveries	(291)	(393)	(576)	(911)
Foreign exchange disposals and other adjustments	33	(201)	139	(435)
Allowance account for credit losses of financial assets, Balance at end of period	6,910	7,969	6,910	7,969
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7	8	9	7
Provision for credit losses		(3)	(2)	(2)
Foreign exchange disposals and other adjustments		1		1
Allowance account for credit losses of financial assets, Balance at end of period	7	6	7	6
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2	2	2
Provision for credit losses	(1)		(1)
Allowance account for credit losses of financial assets, Balance at end of period	1	2	1	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	5	6	7	5
Provision for credit losses	1	(3)	(1)	(2)
Foreign exchange disposals and other adjustments		1		1
Allowance account for credit losses of financial assets, Balance at end of period	6	4	6	4
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,239	7,932	6,390	8,289
Allowance account for credit losses of financial assets, Balance at end of period	6,076	6,998	6,076	6,998
Allowance for credit losses on loans at FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period		1		1
Allowance account for credit losses of financial assets, Balance at end of period		1		1
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	902	1,004	856	1,087
Allowance account for credit losses of financial assets, Balance at end of period	834	970	834	970
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	250	301	261	302
Provision for credit losses	2	(49)	(8)	(43)
Write-offs, net of recoveries	2	(3)		(6)
Foreign exchange disposals and other adjustments	1	(4)	2	(8)
Allowance account for credit losses of financial assets, Balance at end of period	255	245	255	245
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,592	2,038	1,649	2,112
Provision for credit losses	113	(48)	165	103
Write-offs, net of recoveries	(116)	(142)	(241)	(325)
Foreign exchange disposals and other adjustments	6	(32)	22	(74)
Allowance account for credit losses of financial assets, Balance at end of period	1,595	1,816	1,595	1,816
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,328	2,931	2,314	3,184
Provision for credit losses	34	(95)	151	(47)
Write-offs, net of recoveries	(163)	(199)	(307)	(414)
Foreign exchange disposals and other adjustments	14	(74)	55	(160)
Allowance account for credit losses of financial assets, Balance at end of period	2,213	2,563	2,213	2,563
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,971	3,667	3,022	3,779
Provision for credit losses	(122)	(182)	(207)	(75)
Write-offs, net of recoveries	(14)	(49)	(28)	(166)
Foreign exchange disposals and other adjustments	12	(91)	60	(193)
Allowance account for credit losses of financial assets, Balance at end of period	$ 2,847	$ 3,345	$ 2,847	$ 3,345